[CLIFFORD CHANCE LETTERHEAD US LLP]
October 1, 2008
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Morgan Stanley California Insured Municipal Income Trust (File No. 811-07344),
Morgan Stanley Insured California Municipal Securities (File No. 811-07111),
Morgan Stanley Insured Municipal Bond Trust (File No. 811-06053),
Morgan Stanley Insured Municipal Income Trust (File No. 811-06590),
Morgan Stanley Insured Municipal Securities (File No. 811-07109) and
Morgan Stanley Insured Municipal Trust (File No. 811-06434)
(individually, a “Trust” and, collectively, the “Trusts”)
Dear Sir or Madam:
On behalf of the Trusts, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a definitive copy of the following documents:
(i)	a notice of meeting, proxy statement and form of proxy relating to a special meeting of shareholders of the Trusts, in the form in which such material is to be furnished by the management of the Trusts to the Trusts’ shareholders; and

(ii)	Schedule 14A.
If you have any questions concerning the foregoing, please do not hesitate to contact me at (212) 878-4988.

Best Regards,
/s/ Allison Harlow
Allison Harlow